BALANCE SHEET INFORMATION - Schedule of Manufacturing Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventory
Manufactured finished goods	$ 9,349	$ 7,074
Work in progress	668	769	$ 1,304	$ 2,546
Raw materials	8,948	9,910	11,179	16,393
Manufacturing Inventories Net	$ 18,965	17,753	19,441	33,546
Manufactured Finished Goods [Member]
Inventory
Manufactured finished goods		$ 7,074	$ 6,958	$ 14,607